UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [X]; Amendment Number: 11

This Amendment (check only one):            [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RLH Management
Address:  1114 Avenue of the Americas
          New York, NY  10036

13F File Number:  28-6874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard L. Haydon
Title:   Managing General Partner
Phone:   (917) 602-5590

Signature, Place, and Date of Signing:

          /S/ RICHARD L. HAYDON     New York, NY
         [Signature]                [City, State]


         [Date] 5/19/00





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Report Type (Check only one):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         34

Form 13F Information Table Value Total:     $ 40,629
                                            (thousands)


List of Other Included Managers:

NONE







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                                     FORM 13F INFORMATION TABLE




   COLUMN 1                  COLUMN   2        COLUMN 3     COLUMN 4    COLUMN 5             COLUMN 6 COLUMN 7        COLUMN 8
   --------                  --------          --------     --------    --------             -------- --------        --------
                                                            VALUE       SHRS OR SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS        CUSIP        (x$1000)    PRN AMT PRN CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
--------------           ------------------    --------     -------     ------- --------- ----------  --------   ------  ----   ----

ABERCROMBIE & FITCH                   CL A     002896 20 7     $159     10,000            SOLE                   10,000
ARMSTRONG WORLD IND INC               COM      042476 10 1     $357     20,000            SOLE                   20,000
AVISTA CORP                           COM      05379B 10 7   $2,384     58,500            SOLE                   58,500
BOGEN COMMUNICATIONS INTL INC         COM      097189 10 4     $191     18,900            SOLE                   18,900
CENDANT CORP                          COM      151313 10 3   $3,031    162,191            SOLE                  162,191
COLE NATIONAL CORP                    CL A     193290 10 3     $410     50,400            SOLE                   50,400
CONECTIV INC                          COM      206829 10 3     $892     51,000            SOLE                   51,000
CORAM HEATHCARE CORP                  COM      218103 10 9   $1,208  2,343,601            SOLE                2,343,601
COVALENT GROUP INC                    COM      222815 10 2     $360     60,000            SOLE                   60,000
COYOTE NETWORK SYSTEMS INC            COM      22406P 10 8   $6,875    624,993            SOLE                  624,993
EDISON INTL                           COM      281020 10 7     $331     20,000            SOLE                   20,000
ESPEED                                CL A     296643 10 9   $1,702     32,500            SOLE                   32,500
FEDERAL MOGUL CORP                    COM      313549 10 7     $701     42,000            SOLE                   42,000
FLOORING AMERICA INC                  COM      339756 10 8     $852    200,400            SOLE                  200,400
FRANCHISE FIN CORP AMER               COM      351807 10 2     $698     30,000            SOLE                   30,000
GENERAL MTRS CORP.                    COM      370442 10 5     $497      6,000            SOLE                    6,000
GRIFFON CORP                          COM      398433 10 2     $893    114,250            SOLE                  114,250
KROLL OGARA CO                        COM      501050 10 8     $109     10,000            SOLE                   10,000
MARK IV INDS INC                      COM      570387 10 0   $2,698    122,300            SOLE                  122,300
MILESTONE SCIENTIFIC INC              COM      59935P 10 0     $230    105,134            SOLE                  105,134
NIAGARA MOHAWK HOLDINGS INC.          COM      653520 10 6     $202     15,000            SOLE                   15,000
NOVELL INC                            COM      670006 10 5   $5,410    189,000            SOLE                  189,000
OPEN TEXT CORP                        COM      683715 10 6     $297     10,000            SOLE                   10,000
PIER ONE IMPORTS INC                  COM      720279 10 8     $256     25,000            SOLE                   25,000
PROTECTION ONE INC                    COM      743663 30 4      $21     10,000            SOLE                   10,000
QUADRAMED CORP                        COM      74730W 10 1   $3,534    614,600            SOLE                  614,600
RGS ENERGY GROUP INC                  COM      74956K 10 4     $550     25,900            SOLE                   25,900
SAFETY-KLEEN CORP                     COM NEW  78648R 20 3     $140    106,600            SOLE                  106,600
SUNRISE ASSISTED LIVING INC           COM      86768K 10 6   $1,656    125,000            SOLE                  125,000
TOYS R US INC                         COM      892335 10 0     $585     39,500            SOLE                   39,500
VANTAGEMED CORP                       COM      92208W 10 6      $87     20,000            SOLE                   20,000
WESTERN RES INC                       COM      959425 10 9   $1,406     88,900            SOLE                   88,900
WESTPOINT STEVENS INC                 COM      961238 10 2     $190     10,000            SOLE                   10,000
ZIPLINK INC                           COM      989741 10 3   $1,717    114,500            SOLE                  114,500


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